SUPPLEMENT DATED MARCH 16, 2009 TO THE PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION
                         OF EACH OF THE FOLLOWING FUNDS:


                 Prospectuses, each dated February 2, 2009, for

  Seligman Core Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc.,
   Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc.,
                 Seligman Pennsylvania Municipal Fund Series and
                   Seligman TargetHorizon ETF Portfolios, Inc.

                    Prospectuses, each dated May 1, 2008, for

  Seligman Asset Allocation Series, Inc., Seligman Cash Management Fund, Inc.,
     Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc.,
    Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Portfolios, Inc.,
        Seligman Value Fund Series, Inc. and Tri-Continental Corporation

                (each, a "Fund", and collectively, the "Funds")


On March 13, 2009, without admitting or denying any violations of law or wrongdoing, J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties") entered into a stipulation of settlement with the Office of the Attorney General of the State of New York ("NYAG") and settled the claims made by the NYAG in September 2006 relating to allegations of frequent trading in certain Seligman Funds. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.